Financial instruments	6 Months Ended
Jun. 30, 2022
Investments, All Other Investments [Abstract]
Financial instruments
18. Financial instruments
Market risk
a) Interest rate risk
This risk arises from the possibility of the Company incurring losses on the fluctuation of floating interest rates, which might increase financial expenses of financial liabilities, and/ or decrease financial income of financial assets, as well as negatively impacting the fair value of financial assets measured as at fair value. The lines of the consolidated financial statements most affected by interest rate risks are:

•
Cash and cash equivalents and financial investments – the Company’s policy for managing the risk of fluctuations in interest rates on financial investments is to maintain a system to measure market risk, which consists of an aggregate analysis of a variety of risk factors that might affect the return of those investments.

On June 30, 2022, the Company’s cash, cash equivalents, and financial investments were indexed as follows:

	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash and cash equivalents and financial investments	$328,417,524	99.29%	$2,363,683	0.71%	$330,781,207	100.00%

	Amount	%
Cash equivalents and financial investments indexed to CDI (i)	$2,363,683	100.00%

(i)	The interbank deposit certificate (Certificado de Depósito Interbancário), or CDI rate is an average of interbank overnight rates in Brazil.
b) Foreign exchange rate risk
The Company’s operations most exposed to foreign exchange gains/losses are those denominated in Reais (labor costs, tax issues, local expenses and financial investments) as well as investments in subsidiaries in currencies other than the US dollar.

On June 30, 2022, the Company had the following amounts of financial assets and liabilities denominated in two currencies:

	As of June 30,	As of December 31,
	2022	2021
Trade account payable
Brazilian reais	$(360,177)	$(705,725)
U.S.dollars	(529,417)	(171,917)
	(889,594)	(877,642)

Cash and cash equivalents and financial investments
Brazilian reais	2,429,263	329,621
U.S.dollars	328,351,943	14,046,902
	330,781,206	14,376,523

Net exposure (1-2):
Brazilian reais	$2,069,086	$(376,103)

U.S.dollars	$327,822,526	$13,874,985

Sensitivity analysis
In order to present positive and negative variations of 25% and 50% in the risk variable considered, a sensitivity analysis of the financial instruments, is presented below describing the effects on the monetary and foreign exchange variations on the financial income and expense, as well as in the consolidated shareholders’ equity, determined on the balances recorded at June 30, 2022, in the event of such variations in the risk component.
However, statistical simplifications were made in isolating the variability of the risk factors in question. Consequently, the following estimates do not necessarily represent the amounts that might be determined in future consolidated financial statements. The use of different hypotheses and/or methodologies could have a material effect on the estimates presented below.
Considering the assumption that balances remain constant as compared to June 30, 2022, the Company calculates the interest and exchange variation differential for each of the projected scenarios.
The assessment of the amounts exposed to interest rate risk considers only the risks for the financial statement, therefore operations subject to fixed interest rates were not included. The probable scenario is supported by an average of market projections, observed through Bloomberg, for the related financial indexes and rates in a period of up to three months from reporting date, and positive and negative variations of 25% and 50% were applied to the indexes and rates in force as of the reporting date.
Interest risk factor

			Additional variations in book balance (*)
	Risk factor	Amounts exposed as of June 30, 2022	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	$2,363,683	$151,867	$71,206	$(9,455)	$(90,115)	$(170,776)

Net impact	CDI	$2,363,683	$151,867	$71,206	$(9,455)	$(90,115)	$(170,776)

Rates considered	CDI	13.25%	6.83%	10.24%	13.65%	17.06%	20.48%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect on June 30, 2022.
Foreign

exchange risk factor

			Additional variations in book balance (*)
	Risk factor	Amounts exposed as of June 30, 2022	-50%	-25%	Probable scenario	+25%	+50%
Assets
Cash equivalents and financial investments	BRL	$2,429,263	$1,207,211	$596,185	$(14,841)	$(625,867)	$(1,236,893)
Other assets	BRL	1,122,285	557,714	275,429	(6,856)	(289,142)	(571,427)

		$3,551,548	$1,764,925	$871,614	$(21,697)	$(915,009)	$(1,808,320)

Liabilities
Other liabilities	BRL	(2,286,753)	(1,136,392)	(561,211)	13,970	589,151	1,164,332

		(2,286,753)	(1,136,392)	(561,211)	13,970	589,151	1,164,332

Net impact		$1,264,795	$628,533	$310,403	$(7,727)	$(325,858)	$(643,988)

Exchanges rate considered		5.2380	2.6350	3.9525	5.2700	6.5875	7.9050

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect on June 30, 2022.